CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current liabilities:
Convertible notes payable, net of discounts	$ 105,465	$ 71,621	$ 0
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	26,324,183	21,757,175	18,355,819
Common stock, outstanding shares	26,324,183	21,757,175	18,355,819
Subscription receivable of common stock	1,000,000	0